Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.8%
Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 1.8%
Zynga, Inc., Class A(a)	1,090,000	7,466,500
Total Communication Services		7,466,500
Consumer Discretionary 12.8%
Distributors 1.6%
Pool Corp.	34,797	6,847,006
Hotels, Restaurants & Leisure 4.2%
Chipotle Mexican Grill, Inc.(a)	13,340	8,729,696
Choice Hotels International, Inc.	20,142	1,233,697
Domino’s Pizza, Inc.	22,598	7,323,334
Total		17,286,727
Specialty Retail 7.0%
AutoZone, Inc.(a)	8,000	6,768,000
O’Reilly Automotive, Inc.(a)	26,467	7,967,890
Tractor Supply Co.	115,605	9,774,403
Ulta Beauty, Inc.(a)	24,924	4,379,147
Total		28,889,440
Total Consumer Discretionary		53,023,173
Consumer Staples 1.2%
Food Products 1.2%
Lamb Weston Holdings, Inc.	91,050	5,198,955
Total Consumer Staples		5,198,955
Financials 2.6%
Banks 0.8%
SVB Financial Group(a)	22,863	3,454,142
Capital Markets 1.8%
Raymond James Financial, Inc.	119,450	7,549,240
Total Financials		11,003,382
Health Care 25.5%
Biotechnology 4.7%
Exact Sciences Corp.(a)	122,451	7,102,158
Sarepta Therapeutics, Inc.(a)	46,680	4,566,238
Seattle Genetics, Inc.(a)	66,576	7,681,539
Total		19,349,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 12.8%
Align Technology, Inc.(a)	34,793	6,052,242
Hill-Rom Holdings, Inc.	65,725	6,611,935
IDEXX Laboratories, Inc.(a)	35,939	8,705,863
Masimo Corp.(a)	57,000	10,095,840
ResMed, Inc.	61,437	9,049,056
STERIS PLC	52,855	7,398,114
Varian Medical Systems, Inc.(a)	51,425	5,279,291
Total		53,192,341
Health Care Providers & Services 3.4%
Encompass Health Corp.	155,867	9,980,164
Laboratory Corp. of America Holdings(a)	32,326	4,085,683
Total		14,065,847
Life Sciences Tools & Services 4.6%
Bio-Rad Laboratories, Inc., Class A(a)	16,450	5,766,712
Mettler-Toledo International, Inc.(a)	10,610	7,326,311
Pra Health Sciences, Inc.(a)	71,600	5,945,664
Total		19,038,687
Total Health Care		105,646,810
Industrials 15.1%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	126,259	6,150,076
Building Products 2.6%
Allegion PLC	49,600	4,564,192
Lennox International, Inc.	33,950	6,171,770
Total		10,735,962
Commercial Services & Supplies 3.5%
Copart, Inc.(a)	83,073	5,692,162
Rollins, Inc.	241,921	8,743,025
Total		14,435,187
Machinery 4.3%
Donaldson Co., Inc.	130,741	5,050,525
IDEX Corp.	45,550	6,290,910
Toro Co. (The)	101,151	6,583,919
Total		17,925,354
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.9%
CoStar Group, Inc.(a)	13,176	7,737,079
Road & Rail 1.3%
Old Dominion Freight Line, Inc.	42,216	5,541,272
Total Industrials		62,524,930
Information Technology 31.6%
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp., Class A	90,200	6,573,776
CDW Corp.	77,919	7,267,505
Total		13,841,281
IT Services 8.2%
Booz Allen Hamilton Holdings Corp.	117,873	8,090,803
EPAM Systems, Inc.(a)	43,023	7,987,650
GoDaddy, Inc., Class A(a)	157,905	9,017,955
Jack Henry & Associates, Inc.	56,750	8,809,870
Total		33,906,278
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(a)	255,300	11,611,044
Lam Research Corp.	29,517	7,084,080
Teradyne, Inc.	137,932	7,471,776
Total		26,166,900
Software 13.8%
Alteryx, Inc., Class A(a)	65,454	6,229,257
ANSYS, Inc.(a)	48,139	11,190,873
Cadence Design Systems, Inc.(a)	131,422	8,679,109
DocuSign, Inc.(a)	97,803	9,036,997
Common Stocks (continued)
Issuer	Shares	Value ($)
j2 Global, Inc.	91,151	6,822,653
Tyler Technologies, Inc.(a)	26,386	7,825,032
Zscaler, Inc.(a)	123,425	7,511,646
Total		57,295,567
Total Information Technology		131,210,026
Materials 2.0%
Chemicals 1.0%
Celanese Corp., Class A	53,812	3,949,263
Containers & Packaging 1.0%
Avery Dennison Corp.	40,980	4,174,632
Total Materials		8,123,895
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Americold Realty Trust	149,500	5,088,980
Total Real Estate		5,088,980
Total Common Stocks (Cost $381,320,133)		389,286,651

Money Market Funds 8.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	33,130,365	33,113,800
Total Money Market Funds (Cost $33,122,961)		33,113,800
Total Investments in Securities (Cost: $414,443,094)		422,400,451
Other Assets & Liabilities, Net		(7,665,291)
Net Assets		414,735,160

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	17,438,878	65,574,850	(49,883,363)	33,130,365	(3,711)	(8,366)	72,286	33,113,800
2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2020	3